FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign exchange rate risk sensitivity (Details) - Foreign exchange risk $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 TZS (Tsh)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 TZS (Tsh)
Argentinean peso (ARS/$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable			$ 10					$ 10
Decrease in risk variable			$ 10					$ 10
Argentinean peso (ARS/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	$ (8)
Impact on profit (loss) for increase in risk variable		$ (6)					$ (11)
Impact on profit (loss) for 10% decrease in risk variable	10
Impact on profit (loss) for decrease in risk variable		7					14
South African rand (ZAR/$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable | R				R 1.5					R 1.5
Decrease in risk variable | R				R 1.5					R 1.5
South African rand (ZAR/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	(5)
Impact on profit (loss) for increase in risk variable		(7)					(7)
Impact on profit (loss) for 10% decrease in risk variable	6
Impact on profit (loss) for decrease in risk variable		9					9
Australian dollar (AUD/$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable					$ 0.1					$ 0.1
Decrease in risk variable					$ 0.1					$ 0.1
Australian dollar (AUD/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	(4)
Impact on profit (loss) for increase in risk variable		(2)					(4)
Impact on profit (loss) for 10% decrease in risk variable	5
Impact on profit (loss) for decrease in risk variable		2					4
Australian dollar (AUD/$) | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	11
Impact on profit (loss) for increase in risk variable		9					5
Impact on profit (loss) for 10% decrease in risk variable	(14)
Impact on profit (loss) for decrease in risk variable		(11)					(6)
Tanzanian shilling (TZS/$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in risk variable | Tsh						Tsh 250					Tsh 250
Decrease in risk variable | Tsh						Tsh 250					Tsh 250
Tanzanian shilling (TZS/$) | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	0
Impact on profit (loss) for increase in risk variable		2					2
Impact on profit (loss) for 10% decrease in risk variable	$ 0
Impact on profit (loss) for decrease in risk variable		$ (2)					$ (2)